Supplemental Guarantor Information (Statement of Cash Flow) (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net cash used in operating activities	$ (109,271)	$ (52,569)	$ (67,498)	$ (15,901)
Investing activities:
Net cash used in investing activities	(178,628)	(15,476)	(16,258)	(839)
Financing activities:
Borrowings under revolving credit facilities	99,000	26,671	26,671	31,500
Payments on revolving credit facilities	(99,000)	(47,044)	(47,044)	(16,335)
Proceeds from issuance of senior notes	198,478		5,763	11,123
Proceeds from notes payable	5,894	1,500
Principal payments	(1,562)	(12,833)	(17,096)	(1,256)
Debt issuance costs	(5,132)
Net proceeds from issuances of common stock	81,890	223,729	223,760
Principal payments on long-term debt, related party				(1,854)
Excess tax benefit on stock-based compensation	37
Contributions from members		1,500	1,500
Distributions to members		(3,830)	(3,830)	(6,309)
Distributions to noncontrolling interest		(257)	(950)	(1,015)
Net cash provided by financing activities	279,605	189,436	188,774	15,854
Net increase (decrease) in cash and cash equivalents	(8,294)	121,391	105,018	(886)
Cash and cash equivalents, Beginning of period	109,998	4,980	4,980	5,866
Cash and cash equivalents, End of period	101,704	126,371	109,998	4,980
Variable Interest Entity [Member]
Financing activities:
Cash and cash equivalents, End of period				623
Parent [Member]
Operating activities:
Net cash used in operating activities	(767)	(965)	(976)	(3,606)
Investing activities:
Net cash used in investing activities	(287,323)	(81,006)	(96,663)	(5,878)
Financing activities:
Borrowings under revolving credit facilities	99,000	26,671	26,671	31,500
Payments on revolving credit facilities	(99,000)	(47,044)	(47,044)	(16,335)
Proceeds from issuance of senior notes	198,478
Debt issuance costs	(5,132)
Net proceeds from issuances of common stock	81,890	223,729	223,760
Excess tax benefit on stock-based compensation	37
Contributions from members		1,500	1,500
Distributions to members		(3,830)	(3,830)	(6,309)
Distributions to noncontrolling interest		(257)	(950)	(1,015)
Net cash provided by financing activities	275,273	200,769	200,107	7,841
Net increase (decrease) in cash and cash equivalents	(12,817)	118,798	102,468	(1,643)
Cash and cash equivalents, Beginning of period	106,614	4,146	4,146	5,789
Cash and cash equivalents, End of period	93,796	122,944	106,614	4,146
Guarantor Subsidiaries [Member]
Operating activities:
Net cash used in operating activities	(108,504)	(52,278)	(69,865)	(11,090)
Investing activities:
Net cash used in investing activities	(178,628)	(15,476)	(16,258)	(839)
Financing activities:
Proceeds from issuance of senior notes			5,763	11,123
Proceeds from notes payable	5,894	1,500
Principal payments	(1,562)	(12,833)	(17,096)	(1,256)
Principal payments on long-term debt, related party				(1,854)
Payments from (and advances to) parent/subsidiary	287,323	82,303	100,629	4,093
Net cash provided by financing activities	291,655	70,970	89,296	12,106
Net increase (decrease) in cash and cash equivalents	4,523	3,216	3,173	177
Cash and cash equivalents, Beginning of period	3,384	211	211	34
Cash and cash equivalents, End of period	7,908	3,427	3,384	211
Non-Guarantor Subsidiaries [Member]
Operating activities:
Net cash used in operating activities		674	3,343	(1,205)
Financing activities:
Payments from (and advances to) parent/subsidiary		(1,297)	(3,966)	1,785
Net cash provided by financing activities		(1,297)	(3,966)	1,785
Net increase (decrease) in cash and cash equivalents		(623)	(623)	580
Cash and cash equivalents, Beginning of period		623	623	43
Cash and cash equivalents, End of period				623
Elimination Entries [Member]
Investing activities:
Net cash used in investing activities	287,323	81,006	96,663	5,878
Financing activities:
Payments from (and advances to) parent/subsidiary	(287,323)	(81,006)	(96,663)	(5,878)
Net cash provided by financing activities	$ (287,323)	$ (81,006)	$ (96,663)	$ (5,878)